Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 9—Share-Based Compensation

We recorded share-based compensation expense and related tax benefit within our consolidated statements of operations as follows:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Operating expenses	$416	$658	$4,650
General and administrative expenses	6,403	6,436	7,884
Share-based compensation expense	6,819	7,094	12,534
Tax benefit (a)	(1,147)	(2,011)	(2,690)
Total	$5,672	$5,083	$9,844
(a)	The effects of tax benefit from share-based compensation expense are included within income tax expense in our consolidated statements of operations.

Stock Options

In 2011, the Board approved the creation of the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), which provides for issuance of common stock options, as well as share appreciation rights, restricted shares, restricted share units and other equity based or equity related awards to directors, officers, employees and consultants. The Board also resolved that 0.7 million common shares of Pacific Drilling S.A. be reserved and authorized for issuance pursuant to the terms of the 2011 Stock Plan. In 2014, the Board approved an amendment to the 2011 Stock Plan increasing the number of common shares reserved and available for issuance from 0.7 million to 1.6 million.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model utilizing the assumptions noted in the table below. Given the insufficient historical data available regarding the volatility of the Company’s traded share price, expected volatility of the Company’s share price does not solely provide a reasonable basis for estimating volatility. Instead, the expected volatility utilized in our Black-Scholes valuation model is based on the volatility of the Company’s traded share price for the period available following the initial public offering of our shares and the implied volatilities from the expected volatility of a representative group of our publicly listed industry peer group for prior periods. Additionally, given the lack of historical data available, the expected term of the options is calculated using the simplified method because the historical option exercise experience of the Company does not provide a reasonable basis for estimating expected term. Options granted generally vest 25% annually over four years, have a 10-year contractual term and will be settled in shares of our stock. The risk free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

During the years ended December 31, 2017 and 2016, there were no options granted. During the year ended December 31, 2015, the fair value of the options granted was calculated using the following weighted-average assumptions:

2015
Stock Options
Expected volatility	40.9%
Expected term (in years)	6.25
Expected dividends	—
Risk-free interest rate	1.7%

A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2017 is as follows:

	Number of Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2017	637	$74.24
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(358)	81.62
Outstanding — December 31, 2017	279	$64.76	6.7	$—
Exercisable — December 31, 2017	195	$77.07	6.1	$—

The weighted-average grant date fair value of options granted during the year ended December 31, 2015 was $14.90 per option.

During the years ended December 31, 2017, 2016 and 2015, no options were exercised. As of December 31, 2017, total compensation costs related to nonvested option awards not yet recognized was $0.7 million and was expected to be recognized over 1.3 years.

Restricted Share Units

Pursuant to the 2011 Stock Plan, the Company has granted restricted share units to certain members of our Board of Directors, executives and employees that will be settled in shares of our stock and generally vest over a period of three to four years. The fair value of restricted share units is determined using the market value of our shares on the date of grant. During the second quarter of 2017, the Company converted all 0.3 million of unvested restricted share units granted in 2016 into cash-settled restricted share units. We accounted for the modification by transferring $0.6 million amortized expense from equity to liability.

A summary of restricted share units activity under the 2011 Stock Plan as of and for the year ended December 31, 2017 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested — January 1, 2017	580	$18.14
Granted	—	—
Converted to liability awards	(277)	5.29
Vested	(214)	24.06
Cancelled or forfeited	(19)	37.70
Nonvested — December 31, 2017	70	$45.28

The weighted-average grant-date fair value of restricted share units granted was $5.29 and $36.40 per share for the years ended December 31, 2016 and 2015, respectively. The total grant-date fair value of the restricted share units vested was $5.2 million, $4.8 million and $9.7 million for the years ended December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017, total compensation costs related to nonvested restricted share units not yet recognized was $1.5 million and is expected to be recognized over a weighted-average period of 1.1 years.

Cash-Settled Restricted Share Units

During the year ended December 31, 2017, pursuant to the 2011 Stock Plan, the Company granted 0.6 million of cash-settled restricted share units to certain of our executives and employees. The value of cash-settled restricted share units is determined based on our common share price on the vesting date and are paid in cash with no actual shares issued. Compensation expense of cash-settled restricted share units is remeasured each quarter with a cumulative adjustment to compensation cost during the period based on changes in our share price.

For executives, units vest if and when certain performance targets of the Company are met prior to the vesting dates. For other employees, units generally vest 33.3% annually over three years. During the year ended December 31, 2017, 0.2 million of cash-settled restricted share units vested and were settled for $0.5 million in cash, and 0.2 million units were forfeited. As of December 31, 2017, 0.5 million of unvested cash-settled restricted share units were outstanding.